Issuances of Common Shares and Warrants (Details 2) - USD ($)		9 Months Ended	12 Months Ended
	Mar. 15, 2024	May 31, 2025	Aug. 31, 2024	Aug. 31, 2023
Beginning Balance, Outstanding			446,936	424,836
Expired/Cancelled	(150,000)
Granted	200,000		696,500	69,600
Ending Balance, Outstanding				446,936
Weighted Average Exercise Price, Beginning Balance		$ 5.50	$ 3.32	$ 6.45
Weighted average exercise price, Exercised			1.15
Weighted Average Exercise Price, Ending Balances		$ 3.75	5.50	$ 3.32
Weighted average exercise price, Exercisable			$ 2.88
Weighted Average Remaining Contractual Term, begin, Outstanding (Years)			3 years 3 months
Weighted Average Remaining Contractual Term, Outstanding (Years), Cancelled/expired			4 years 3 months 7 days
Weighted Average Remaining Contractual Term, Outstanding (Years), Exercised			4 years 1 month 28 days
Weighted Average Remaining Contractual Term, Outstanding (Years), Granted			4 years 7 months 17 days
Weighted Average Remaining Contractual Term, Exercisable (Years)			3 years 3 months 21 days
Aggregate Intrinsic Value, Beginning, Outstanding		$ 971,959	$ 3,600
Aggregate Intrinsic Value, Ending, Outstanding			971,959	$ 3,600
Aggregate Intrinsic Value, Exercisable			$ 971,959
Stock Options
Beginning Balance, Outstanding		944,936	446,936
Expired/Cancelled		(47,001)	(196,000)
Exercised			(2,500)
Granted		586,500	696,500
Ending Balance, Outstanding		1,484,435	944,936	446,936
Ending Balance, Exercisable		1,280,889
Weighted Average Exercise Price, Beginning Balance		$ 3.11	$ 3.32
Weighted average exercise price, Expired/Cancelled		7.78	2.94
Weighted average exercise price, Exercised			1.15
Weighted average exercise price, Granted		1.41	2.91
Weighted Average Exercise Price, Ending Balances		2.29	$ 3.11	$ 3.32
Weighted average exercise price, Exercisable		$ 2.10
Weighted Average Remaining Contractual Term, begin, Outstanding (Years)		3 years 6 months 7 days	3 years 3 months
Weighted Average Remaining Contractual Term, Outstanding (Years), Cancelled/expired		9 months	4 years 3 months 7 days
Weighted Average Remaining Contractual Term, Outstanding (Years), Exercised			4 years 1 month 28 days
Weighted Average Remaining Contractual Term, Outstanding (Years), Granted		4 years 10 months 2 days	4 years 7 months 17 days
Weighted Average Remaining Contractual Term, end, Outstanding (Years)		3 years 8 months 26 days	3 years 7 months 20 days
Weighted Average Remaining Contractual Term, Exercisable (Years)		3 years 7 months 24 days
Aggregate Intrinsic Value, Beginning, Outstanding		$ 971,959	$ 3,600
Aggregate Intrinsic Value, Ending, Outstanding		3,000	$ 971,959	$ 3,600
Aggregate Intrinsic Value, Exercisable		$ 3,000